Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net revenues		$ 8,575,293	$ 5,161,698
Cost of revenues		(8,087,494)	(4,979,685)
Gross profit		487,799	182,013
Operating expenses:
Selling and marketing		(307,127)	(285,646)
General and administrative		(3,064,960)	(2,112,818)
Research and development		(400,596)	(270,507)
Total operating expenses		(3,772,683)	(2,668,971)
Loss from operations		(3,284,884)	(2,486,958)
Other income (expenses):
Financial (expense) income, net		248,802	(26,338)
Non-operating income (expenses), net		(35,139)	38,387
Fair value changes in contingent asset		(310,667)
Impairment loss of goodwill		(1,362,044)
Loss from disposal of a subsidiary			(2,561,856)
Total other expenses, net		(1,459,048)	(2,549,807)
Loss from continuing operations before income taxes		(4,743,932)	(5,036,765)
Income tax benefit, net		79,488	41,276
Net loss from continuing operations		(4,664,444)	(4,995,489)
Less: Net loss attributable to non-controlling interests from continuing operations		(611,857)	(201,048)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations		(4,052,587)	(4,794,441)
Income from discontinued operation, net of tax		30	131
Net loss		(4,664,414)	(4,995,358)
Net loss from continuing operations		(4,664,444)	(4,995,489)
Net income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation		30	131
Net loss attributable to EZGO Technologies Ltd.’s shareholders		$ (4,052,557)	$ (4,794,310)
Net loss from continuing operations per ordinary share:
Net loss from continuing operations per ordinary share basic (in Dollars per share)		$ (1.59)	$ (6.54)
Net loss from discontinued operation per ordinary share:
Net loss from discontinued operation per ordinary share basic (in Dollars per share)
Net loss per ordinary share:
Net loss per ordinary share basic (in Dollars per share)		$ (1.59)	$ (6.54)
Weighted average shares outstanding
Weighted average shares outstanding basic (in Shares)	[1]	2,552,576	733,386

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).